Fair Values Of Financial Instruments - Assets And Liabilities Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Assets Abstract
Debt Securities FVTPL	$ 942,761	$ 5,622,562
Derivative Financial Assets FVTPL	3,877,749	4,148,248
Equity Instruments FVTPL	7,795,950	5,653,673
Debt Securities FVOCI	127,543,852	61,506,254
Equity Instruments FVOCI	28,499	37,260
Financial Liabilities Abstract
Trading Liabilities FVTPL		790,707
Derivative Financial Liabilities FVTPL	188,694	4,183,526
Book value Member
Financial Assets Abstract
Debt Securities FVTPL	942,761	5,622,562
Derivative Financial Assets FVTPL	3,877,749	4,148,248
Equity Instruments FVTPL	7,795,950	5,653,673
Debt Securities FVOCI	127,543,852	61,506,254
Equity Instruments FVOCI	28,499	37,260
Total	140,188,811	76,967,997
Financial Liabilities Abstract
Trading Liabilities FVTPL		790,707
Derivative Financial Liabilities FVTPL	188,694	4,183,526
Total	188,694	4,974,233
Total Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	942,761	5,622,562
Derivative Financial Assets FVTPL	3,877,749	4,148,248
Equity Instruments FVTPL	7,795,950	5,653,673
Debt Securities FVOCI	127,543,852	61,506,254
Equity Instruments FVOCI	28,499	37,260
Total	140,188,811	76,967,997
Financial Liabilities Abstract
Trading Liabilities FVTPL		790,707
Derivative Financial Liabilities FVTPL	188,694	4,183,526
Total	188,694	4,974,233
Level 1 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	0
Derivative Financial Assets FVTPL	0
Equity Instruments FVTPL	1,762,142	1,524,516
Debt Securities FVOCI	0	1,667,766
Equity Instruments FVOCI	0
Total	4,251,296	3,192,284
Financial Liabilities Abstract
Trading Liabilities FVTPL		790,707
Derivative Financial Liabilities FVTPL	0
Total	0	790,707
Level 2 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	400,784	5,622,562
Derivative Financial Assets FVTPL	2,695,749	3,215,686
Equity Instruments FVTPL	0
Debt Securities FVOCI	125,596,675	59,838,488
Equity Instruments FVOCI	0	37,260
Total	128,721,707	68,713,996
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	188,694	4,183,526
Total	188,694	4,183,526
Level 3 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL	0
Derivative Financial Assets FVTPL	1,182,000	932,562
Equity Instruments FVTPL	6,033,808	4,129,157
Debt Securities FVOCI	0
Equity Instruments FVOCI	0
Total	7,215,808	$ 5,061,719
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	0
Total	$ 0